Business Combinations - Narrative (Details)			2 Months Ended	7 Months Ended	9 Months Ended	12 Months Ended
	Aug. 25, 2022 CAD ($)	May 05, 2022 CAD ($)	Jun. 30, 2022 CAD ($)	Mar. 31, 2023 CAD ($)	Mar. 31, 2023 CAD ($)	Jun. 30, 2022 CAD ($)	Jul. 07, 2022 CAD ($)
Disclosure of detailed information about business combination [line items]
Gain (loss) in fair value adjustment of put option					$ (400,000)
Canadian Cannabis Operating Segment
Disclosure of detailed information about business combination [line items]
Impairment of goodwill					800,000	$ 26,400,000
Bevo Agtech Inc.
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired	50.10%
Initial consideration	$ 44,800,000
Cash paid	38,844,000			$ 38,844,000	38,844,000
Indemnification assets, indemnity holdback	3,000,000.0
Indemnity holdback	3,000,000			3,000,000	3,000,000
Performance holdback	2,153,000			2,153,000	2,153,000
Consideration transferred, escrow	6,000,000.0
Indemnification assets recognized as of acquisition date, goodwill	800,000
Goodwill	18,750,000			18,715,000	18,715,000
Contingent consideration	749,000			749,000	749,000
Initial consideration	44,746,000			44,746,000	44,746,000
Earnout payable	700,000
Common shares issuable	$ 6,596,761
Additional interests to be purchased	40.40%
Put option recognized as of acquisition date	$ 48,000,000.0			47,600,000	47,600,000
Revenue of combined entity as if combination occurred at beginning of period				20,700,000
Loss of acquiree since acquisition date				1,300,000
Revenue of acquiree prior to acquisition date					22,700,000
Loss of acquiree prior to acquisition date					2,500,000
Non-controlling interest	25,891,000			$ 25,925,000	25,925,000
Deferred tax asset	$ 16,300,000
Acquisition costs					$ 1,000,000
Proportion of ownership interests held by non-controlling interests	49.90%
Bevo Agtech Inc. | Top of range
Disclosure of detailed information about business combination [line items]
Contingent consideration	$ 12,000,000
Thrive Cannabis
Disclosure of detailed information about business combination [line items]
Cash paid		$ 26,983,000	$ 26,983,000			26,983,000
Indemnity holdback		3,000,000	3,000,000			3,000,000
Goodwill		26,401,000	27,151,000			27,151,000
Contingent consideration		14,371,000	14,371,000			14,371,000
Initial consideration		63,267,000	63,267,000			63,267,000
Earnout payable		14,400,000
Common shares issued		9,230,000	9,230,000			9,230,000
Common shares issuable		$ 9,683,000	9,683,000			9,683,000	$ 9,700,000
Revenue of combined entity as if combination occurred at beginning of period			1,400,000
Loss of acquiree since acquisition date			$ 3,200,000
Revenue of acquiree prior to acquisition date						10,300,000
Loss of acquiree prior to acquisition date						$ 22,100,000
Number of instruments or interests issued or issuable (in shares)		2,467,421					2,614,995
Revenue target period		2 years